Acquisition and Business Combination (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Aug. 13, 2018	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Statement Line Items [Line Items]
Investment in Intensity	$ 5,200		$ 700
Other receivable	282		44
Cash and cash equivalents	6,166		7,520	$ 159	$ 4,689
IPR&D	117,388
Goodwill	43,324
Total assets	173,715		10,003
Trade and other payables	1,107		127
Deferred tax liability, net	(20,364)
Total liabilities	$ 25,158		$ 384
SalvaRx [Member]
Statement Line Items [Line Items]
Investment in Intensity		$ 4,500
Other receivable		641
Cash and cash equivalents		1,192
IPR&D		117,388
Goodwill		43,324
Total assets		167,045
Trade and other payables		(625)
Notes payable		(3,370)
Convertible notes payable		(100)
Deferred tax liability, net		(19,673)
Non-controlling interest		(48,731)
Total liabilities		(72,499)
Fair value of consideration		$ 94,546